AMOUNTS DUE TO OTHER RELATED PARTIES (Details) $ in Thousands, ¥ in Millions	May 24, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
AMOUNTS DUE TO OTHER RELATED PARTIES
Amounts due to other related parties - non-trade		$ 211	$ 28
Amounts due to related parties		211	28
Sky Solar New Energy Investment Ltd.
AMOUNTS DUE TO OTHER RELATED PARTIES
Amounts due to other related parties - non-trade		150
Investment deposits | ¥	¥ 1
Beijing Sky Solar Investment Management Co., Ltd.
AMOUNTS DUE TO OTHER RELATED PARTIES
Amounts due to other related parties - non-trade		$ 61	$ 28